Share-Based Compensation - Additional Information (Detail)					3 Months Ended	4 Months Ended	9 Months Ended	12 Months Ended
	Aug. 25, 2020 USD ($) Grantees $ / shares shares	Jan. 29, 2020 USD ($) Agreement $ / shares shares	Jul. 13, 2018 shares	Jan. 31, 2016 shares	May 31, 2019 USD ($) $ / shares shares	May 31, 2020 $ / shares shares	May 31, 2021 USD ($) $ / shares shares	May 31, 2021 USD ($) $ / shares shares	May 31, 2020 USD ($) $ / shares shares	May 31, 2019 USD ($) $ / shares shares	Jan. 28, 2020 shares	Jul. 31, 2018 Grantees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of options exercised | $								$ 0	$ 0	$ 0
Unrecognized compensation expense | $							$ 0	$ 0
Cumulative number of shares repurchased from open market								112,855,100
Treasury shares for future issuance							182,560,000	182,560,000
Minimum percentage for exercise price of option					100.00%					100.00%
Outstanding share options granted Date										Mar. 05, 2007
Common shares issued to employees upon the vesting of their shares							55,568,180	55,568,180
Common shares transferred to be issued to employees and non employees upon the exercise of their vested share options and vesting of non-vesting equity shares								61,983,490
Weighted-average grant date fair value, Granted | $ / shares								$ 11.51	$ 10.84	$ 5.28
Total fair value of shares vested | $								$ 53,335,000	$ 49,645,000	$ 39,869,000
Share-based compensation expense | $								68,880,000	62,057,000	71,336,000
Parent Company [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense | $								$ 29,353,000	$ 41,326,000	$ 63,315,000
Non-Vested Equity Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share transfer							182,560,000	182,560,000
Reissuance of treasury stock for non-vested equity shares, shares								39,412,570
Common shares transferred to be issued to employees and non employees upon the exercise of their vested share options and vesting of non-vesting equity shares								61,983,490
Total unrecognized compensation cost related to NES | $							$ 213,494,000	$ 213,494,000
Weighted-average period of recognition								1 year 11 months 19 days
Non-Vested Equity Shares [Member] | Employees and Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Treasury shares for future issuance								2,616,340
2016 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares authorized (including options) granted to employees and directors				100,000,000
Reissuance of treasury stock for non-vested equity shares, shares								22,570,920
2016 Share Incentive Plan [Member] | Non-Vested Equity Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share options, Granted				50,922,168				19,595,518	1,817,150	10,293,040
Number of share options, Forfeited								428,228	1,437,440	772,240
Kooleam pre ipo share option scheme [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted					47,836,985
Exercise period					6 years
Share-based compensation expense | $								$ 3,750,000	$ 8,391,000
Option per share | $ / shares					$ 0.53
Percentage of maximum limit on shares Options granted			5.23%
Exercise price | $ / shares					$ 1.13
Fair value of share options granted | $					$ 21,613,000
Overall limit on the number of shares which may be issued			47,836,985
Number of Grantee | Grantees												144
Kooleam post ipo share option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise period		10 years
Option per share | $ / shares		$ 3.49				$ 1.56
Exercise price | $ / shares		$ 3.26
Overall limit on the number of shares which may be issued		40,000,000				38,199,000	29,541,815	29,541,815	38,199,000		40,000,000
Kooleam post ipo share option [Member] | Share-based Payment Arrangement, Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Grantee | Agreement		552
Koolean post ipo share option two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Additional shares granted	25,000,000						25,000,000
Exercise period	10 years
Option per share | $ / shares	$ 4.52						$ 2.14
Exercise price | $ / shares		$ 4.39					$ 4.39
Recognised total expenses | $								$ 35,777,000	$ 12,340,000
Share based compensation by share based arrangment number of grantees to whom options were granted | Grantees	162
Share based compensation by share based arrangement options granted during the period aggregate fair value | $	$ 53,872,000	$ 62,135,000